Note 12 - Available for sale Financial Assets - Available for sale Financial Assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available for sale Financial Assets
Debt securities available for sale financial assets	€ 66,273	€ 74,739	€ 108,448
Impairment losses of debt instruments available for sale financial assets	(21)	(159)	(139)
Subtotal Debt securities, available-for-sale	66,251	74,580	108,310
Equity instruments available for sale	4,488	4,814	5,262
Impairment losses of Equity instruments available for sale	(1,264)	(174)	(146)
Subtotal of equity instruments available for sale	3,224	4,641	5,116
AVAILABLE-FOR-SALE FINANCIAL ASSETS	€ 69,476	€ 79,221	€ 113,426